Warrant Liabilities - Schedule of Movement of the Warrant Liability (Details)	12 Months Ended
Dec. 31, 2023 CHF (SFr) shares
Disclosure of Warrant Liabilities [Abstract]
Warrant liabilities, Beginning Balance	SFr 0
Issuance of assumed warrants from EBAC	SFr 2,136,000
Issuance of assumed warrants from EBAC (Share) | shares	4,403,294
Fair value loss on warrant liability	SFr (3,431,000)
Exercise of public and private warrants	SFr (197,000)
Exercise of public and private warrants (Share) | shares	149,198
Warrant liabilities, Ending Balance	SFr 5,370,000
Share number of outstanding public and private warrants, Ending Balance (Share) | shares	4,254,096